INCOME TAXES - Income tax expenses (benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred tax expenses (benefits)	$ 108,638	$ (18,528)
Income tax expense (benefit)	$ 108,638	$ (18,528)